Shareholder Report, Average Annual Return (Details)	3 Months Ended	6 Months Ended	12 Months Ended	14 Months Ended	30 Months Ended	33 Months Ended	48 Months Ended	60 Months Ended	63 Months Ended	95 Months Ended	96 Months Ended	101 Months Ended	113 Months Ended	120 Months Ended
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Without Sales Load [Member] | Alerian MLP ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP ETF - NAV
Average Annual Return, Percent			16.85%					17.53%								6.81%
Without Sales Load [Member] | Alerian Energy Infrastructure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Energy Infrastructure ETF - NAV
Average Annual Return, Percent			25.40%					20.75%								11.96%
Without Sales Load [Member] | ALPS Active Equity Opportunity ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Active Equity Opportunity ETF - NAV
Average Annual Return, Percent			29.80%					12.56%						12.77%
Without Sales Load [Member] | ALPS Active REIT ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Active REIT ETF - NAV
Average Annual Return, Percent			14.79%					5.19%	7.29%
Without Sales Load [Member] | ALPS Equal Sector Weight ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Equal Sector Weight ETF - NAV
Average Annual Return, Percent			20.43%					10.88%								12.61%
Without Sales Load [Member] | ALPS | BBH Intermediate Municipal Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS | BBH Intermediate Municipal Bond ETF - NAV
Average Annual Return, Percent			6.34%				4.62%
Without Sales Load [Member] | ALPS Clean Energy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Clean Energy ETF - NAV
Average Annual Return, Percent			72.90%					(8.73%)		7.84%
Without Sales Load [Member] | ALPS Disruptive Technologies ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Disruptive Technologies ETF - NAV
Average Annual Return, Percent			7.08%					1.99%				8.93%
Without Sales Load [Member] | ALPS Electrification Infrastructure ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Electrification Infrastructure ETF - NAV
Average Annual Return, Percent			47.16%	56.84%
Without Sales Load [Member] | ALPS Medical Breakthroughs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Medical Breakthroughs ETF - NAV
Average Annual Return, Percent			87.52%					3.85%								8.81%
Without Sales Load [Member] | ALPS Nautilus SMR, Nuclear & Technology ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ALPS Nautilus SMR Nuclear & Technology ETF - NAV
Average Annual Return, Percent	10.63%
Without Sales Load [Member] | ALPS Sector Dividend Dogs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Sector Dividend Dogs ETF - NAV
Average Annual Return, Percent			25.42%					8.84%								9.68%
Without Sales Load [Member] | ALPS International Sector Dividend Dogs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS International Sector Dividend Dogs ETF - NAV
Average Annual Return, Percent			35.69%					13.57%								11.04%
Without Sales Load [Member] | ALPS Emerging Sector Dividend Dogs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Emerging Sector Dividend Dogs ETF - NAV
Average Annual Return, Percent			18.16%					5.60%								6.66%
Without Sales Load [Member] | ALPS REIT Dividend Dogs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS REIT Dividend Dogs ETF - NAV
Average Annual Return, Percent			22.16%					3.08%								4.26%
Without Sales Load [Member] | ALPS | O'Shares U.S. Quality Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS O'Shares U.S. Quality Dividend ETF - NAV
Average Annual Return, Percent			11.91%					9.06%								10.45%
Without Sales Load [Member] | ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS O'Shares U.S. Small-Cap Quality Dividend ETF - NAV
Average Annual Return, Percent			11.11%					7.37%					8.92%
Without Sales Load [Member] | ALPS | O'Shares Global Internet Giants ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS O'Shares Global Internet Giants ETF - NAV
Average Annual Return, Percent			(4.12%)					(1.73%)			8.65%
Without Sales Load [Member] | ALPS | O'Shares International Developed Quality Dividend ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS O'Shares International Developed Quality Dividend ETF - NAV
Average Annual Return, Percent			7.37%					7.09%								7.10%
Without Sales Load [Member] | Barron's 400SM ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barron's 400 ETF - NAV
Average Annual Return, Percent			23.03%					9.94%								12.36%
Without Sales Load [Member] | Level Four Large Cap Growth Active ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Level Four Large Cap Growth Active ETF - NAV
Average Annual Return, Percent			27.55%			23.18%
Without Sales Load [Member] | ALPS Dynamic US Dividend Advantage ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Dynamic Core Income ETF - NAV
Average Annual Return, Percent			4.72%					1.28%							1.95%
Without Sales Load [Member] | ALPS Dynamic US Dividend Advantage ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Dynamic US Dividend Advantage ETF - NAV
Average Annual Return, Percent			30.37%					13.19%						13.29%
Without Sales Load [Member] | ALPS Strategic Income Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS Strategic Income Fund - NAV
Average Annual Return, Percent			5.15%					2.26%								3.18%
Without Sales Load [Member] | ALPS | Smith Core Plus Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ALPS | Smith Core Plus Bond ETF - NAV
Average Annual Return, Percent			5.19%		5.70%
Alerian MLP ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%								15.38%
Alerian Energy Infrastructure ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%								15.38%
ALPS Active Equity Opportunity ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%						15.33%
ALPS Active REIT ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%	14.53%
ALPS Equal Sector Weight ETF | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index‡
Average Annual Return, Percent			29.78%					14.15%								15.65%
ALPS | BBH Intermediate Municipal Bond ETF | Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index‡
Average Annual Return, Percent			6.67%				3.75%
ALPS Clean Energy ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%		15.28%
ALPS Disruptive Technologies ETF | Morningstar Global Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Markets Index‡
Average Annual Return, Percent			30.30%					10.93%				11.29%
ALPS Electrification Infrastructure ETF | Bloomberg US 1000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Total Return Index‡
Average Annual Return, Percent			29.49%	35.08%
ALPS Medical Breakthroughs ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%								15.38%
ALPS Nautilus SMR, Nuclear & Technology ETF | Nautilus SMR Nuclear & Technology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg World Large Mid & Small Cap Index‡
Average Annual Return, Percent	7.63%
ALPS Sector Dividend Dogs ETF | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index‡
Average Annual Return, Percent			29.78%					14.15%								15.65%
ALPS International Sector Dividend Dogs ETF | Morningstar Developed Markets ex-North America Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Developed Markets ex-North America Index‡
Average Annual Return, Percent			23.88%					8.42%								9.14%
ALPS Emerging Sector Dividend Dogs ETF | Morningstar Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Emerging Markets Index‡
Average Annual Return, Percent			49.19%					7.64%								10.75%
ALPS REIT Dividend Dogs ETF | S-Network® US Composite REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%								15.38%
ALPS | O'Shares U.S. Quality Dividend ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%								15.38%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%					15.37%
ALPS | O'Shares Global Internet Giants ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%			15.00%
ALPS | O'Shares International Developed Quality Dividend ETF | O'Shares International Developed Quality Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Developed Markets ex US Large, Mid & Small Cap Index‡
Average Annual Return, Percent			25.11%					8.74%								9.44%
Barron's 400 IndexSM | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%					13.32%								15.38%
Level Four Large Cap Growth Active ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Index‡
Average Annual Return, Percent			29.49%			23.21%
ALPS Dynamic US Dividend Advantage ETF | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index‡
Average Annual Return, Percent			5.13%					0.17%							1.60%
ALPS Dynamic US Dividend Advantage ETF | S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index‡
Average Annual Return, Percent			29.78%					14.15%						15.60%
ALPS Strategic Income Fund | Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index‡
Average Annual Return, Percent			5.13%					0.17%								1.70%
ALPS | Smith Core Plus Bond ETF | Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index‡
Average Annual Return, Percent			5.13%		4.63%
Alerian MLP ETF | Alerian MLP Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Infrastructure Index
Average Annual Return, Percent			21.93%					21.34%								9.09%
Alerian MLP ETF | Alerian MLP Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Average Annual Return, Percent			24.63%					21.74%								9.75%
Alerian Energy Infrastructure ETF | Alerian Midstream Energy Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Average Annual Return, Percent			26.27%					21.61%								12.88%
Alerian Energy Infrastructure ETF | Alerian MLP Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Average Annual Return, Percent			24.63%					21.74%								9.75%
ALPS Active Equity Opportunity ETF | S&P Composite 1500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500® Index
Average Annual Return, Percent			29.67%					13.60%						15.21%
ALPS Active REIT ETF | S&P United States REIT Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P United States REIT Index
Average Annual Return, Percent			17.29%					5.79%	7.85%
ALPS Equal Sector Weight ETF | NYSE® Equal Sector Weight Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYSE® Equal Sector Weight Index
Average Annual Return, Percent			20.67%					11.05%								12.78%
ALPS | BBH Intermediate Municipal Bond ETF | Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1-15 Year Blend Index
Average Annual Return, Percent			5.65%				3.61%
ALPS Clean Energy ETF | CIBC Atlas Clean Energy Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CIBC Atlas Clean Energy Index
Average Annual Return, Percent			73.41%					(8.80%)		8.05%
ALPS Clean Energy ETF | S&P 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 1000 Index
Average Annual Return, Percent			28.21%					7.44%		9.62%
ALPS Disruptive Technologies ETF | Indxx Disruptive Technologies Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Indxx Disruptive Technologies Index
Average Annual Return, Percent			7.41%					2.34%				9.27%
ALPS Electrification Infrastructure ETF | Ladenburg Thalmann Electrification Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ladenburg Thalmann Electrification Infrastructure Index
Average Annual Return, Percent			48.04%	57.74%
ALPS Medical Breakthroughs ETF | S-Network® Medical Breakthroughs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S-Network® Medical Breakthroughs Index
Average Annual Return, Percent			87.51%					4.19%								9.13%
ALPS Medical Breakthroughs ETF | NASDAQ Biotechnology Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ Biotechnology Index
Average Annual Return, Percent			47.78%					5.50%								8.15%
ALPS Nautilus SMR, Nuclear & Technology ETF | Bloomberg World Large Mid & Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nautilus SMR Nuclear & Technology Index
Average Annual Return, Percent	11.29%
ALPS Sector Dividend Dogs ETF | S-Network® Sector Dividend Dogs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S-Network® Sector Dividend Dogs Index
Average Annual Return, Percent			25.99%					9.22%								10.11%
ALPS International Sector Dividend Dogs ETF | S-Network® International Sector Dividend Dogs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S-Network® International Sector Dividend Dogs Index
Average Annual Return, Percent			36.21%					14.10%								11.47%
ALPS Emerging Sector Dividend Dogs ETF | S-Network® Emerging Sector Dividend Dogs Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S-Network® Emerging Sector Dividend Dogs Index
Average Annual Return, Percent			18.16%					5.87%								7.28%
ALPS REIT Dividend Dogs ETF | S-Network® REIT Dividend Dogs Index / S&P USA REIT Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S-Network® REIT Dividend Dogs Index**
Average Annual Return, Percent			22.62%					3.52%
ALPS REIT Dividend Dogs ETF | Bloomberg US 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S-Network® US Composite REIT Index***
Average Annual Return, Percent			13.68%					3.79%								6.35%
A L P S R E I T Dividend Dogs E T F A L P S R E I T Dividend Dogs E T F S Networksup 174sup R E I T Dividend Dogs Index Samp P U S A R E I T Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S-Network® REIT Dividend Dogs Index / S&P USA REIT Index*
Average Annual Return, Percent			22.62%					3.52%								4.78%
ALPS | O'Shares U.S. Quality Dividend ETF | O'Shares U.S. Quality Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		O'Shares U.S. Quality Dividend Index*
Average Annual Return, Percent			12.51%					9.62%								11.01%
ALPS | O'Shares U.S. Quality Dividend ETF | Morningstar US Large-Mid Cap Broad Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Large-Mid Cap Broad Value Index
Average Annual Return, Percent			28.34%					11.79%								12.80%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | O'Shares U.S. Small Cap Quality Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		O'Shares U.S. Small Cap Quality Dividend Index*
Average Annual Return, Percent			11.67%					7.90%					9.46%
ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF | Morningstar US Small-Cap Broad Value Extended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Small-Cap Broad Value Extended Index
Average Annual Return, Percent			29.45%					6.85%					8.36%
ALPS | O'Shares Global Internet Giants ETF | O'Shares Global Internet Giants Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		O'Shares Global Internet Giants Index
Average Annual Return, Percent			(3.66%)					(1.25%)			9.21%
ALPS | O'Shares Global Internet Giants ETF | NASDAQ 100 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NASDAQ 100 Index
Average Annual Return, Percent			43.09%					18.17%			20.86%
ALPS | O'Shares International Developed Quality Dividend ETF | O'Shares International Developed Quality Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		O'Shares International Developed Quality Dividend Index*
Average Annual Return, Percent			7.79%					7.58%								7.59%
ALPS | O'Shares International Developed Quality Dividend ETF | Morningstar Europe Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Europe Index#
Average Annual Return, Percent			20.80%					8.76%								9.72%
Barron's 400SM ETF | Barron's 400 IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Barron's 400 IndexSM
Average Annual Return, Percent			23.71%					10.59%								13.06%
Level Four Large Cap Growth Active ETF | Bloomberg US 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Growth Index
Average Annual Return, Percent			29.89%			25.19%